RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Credit Risk (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Due from related parties	$ 1,443	$ 123
Contract assets	314	341
Credit Risk
Disclosure of credit risk exposure [line items]
Trade receivables and other short-term receivables	923	883
Long-term receivables	382	235
Financial instrument assets	400	390
Due from related parties	1,578	251
Contract assets	375	395
Total	$ 3,658	$ 2,154